SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Accounting Policies [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT	Property and equipment are stated at cost, and are depreciated using straight line over its estimated useful lives:
Computer equipment	5 Years
Machinery and equipment	10 Years
Property and equipment are stated at cost, and are depreciated using straight line over its estimated useful lives:
Computer equipment	5 Years
Machinery and equipment	10 Years

SCHEDULE OF INTANGIBLE ASSETS AMORTIZED OVER THEIR USEFUL LIVES
	Useful Lives	2021	2020
Patents		$45,336	$45,336
Less accumulated amortization	15 years	(16,623)	(15,112)
		$28,713	$30,224

	Useful Lives	2020	2019
Patents		$45,336	$45,336
Less accumulated amortization	15 years	(15,112)	(12,090)
		$30,224	$33,246

SCHEDULE OF NET EARNINGS PER SHARE

	For the Six Months Ended
	June 30,
	2021	2020

Income (Loss) to common shareholders (Numerator)	$46,279,525	$(931,259)

Basic weighted average number of common shares outstanding (Denominator)	267,786,651	184,830,379

Diluted weighted average number of common shares outstanding (Denominator)	740,069,136	184,830,379

	For the Years Ended
	December 31,
	2020	2019

Income (Loss) to common shareholders (Numerator)	$(140,544,660)	$(4,122,365)

Basic weighted average number of common shares outstanding (Denominator)	280,952,034	92,022,751

Diluted weighted average number of common shares outstanding (Denominator)	280,952,034	679,815,020

SCHEDULE OF ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON RECURRING BASIS

We measure certain financial instruments at fair value on a recurring basis. Assets and liabilities measured at fair value on a recurring basis are as follows at June 30, 2021:

	Total	(Level 1)	(Level 2)	(Level 3)
Assets:	$-	$-	$-	$-

Liabilities:

Derivative Liability at fair value as of June 30, 2021	$73,395	$-	$-	$73,395

	Total	(Level 1)	(Level 2)	(Level 3)
Assets:	$-	$-	$-	$-

Liabilities:

Derivative Liability at fair value as of December 31, 2020	$148,590,100	$-	$-	$148,590,100

Derivative Liability at fair value as of December 31, 2019	$8,919,202	$-	$-	$8,919,202

SCHEDULE OF RECONCILIATION OF DERIVATIVE LIABILITY

The following is a reconciliation of the derivative liability for which Level 3 inputs were used in determining the approximate fair value:

Balance as of January 31, 2021	$148,590,100
Fair value of derivative liabilities issued	180,004
Derecognition of derivative liability	(178,736,187)
Loss on change in derivative liability	30,039,478
Balance as of June 30, 2021	$73,395

Balance as of December 31, 2018	$14,032,942
Fair value of derivative liabilities issued	663,608
Loss on change in derivative liability	(5,777,348)
Balance as of December 31, 2019	$8,919,202
Fair value of derivative liabilities issued	632,144
Loss on change in derivative liability	139,038,754
Balance as of December 31, 2020	$148,590,100